Registration No. 2-82590

File No. 811-03694

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                      ☒

Pre-Effective Amendment No.                                                                                                                                       ☐
Post-Effective Amendment No. 47                                                                                                                                ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                              ☒

     Amendment No. 45                                                                                                                                                 ☒

Oppenheimer Gold & Special Minerals Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 768-3200

Robert G. Zack, Esq.
OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ☐     Immediately upon filing pursuant to paragraph (b)

     ☒     on September 3, 2010, pursuant to paragraph (b)
     ☐     60 days after filing pursuant to paragraph (a)(1)
     ☐     on _______________ pursuant to paragraph (a)(1)
     ☐     75 days after filing pursuant to paragraph (a)(2)
     ☐     on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     ☒      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 46 to this Registration Statement, which was filed on June 29, 2010, pursuant to Rule 485(a)(1). The new effective date is September 3, 2010. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of August, 2010.

                                             OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                                                             By:          William F. Glavin, Jr.*

                                                                                                            William F. Glavin, Jr.*, President and

                                                                                                            Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated.

Signatures	Title	Date

Brian F. Wruble*	Chairman of the Board of Trustees	August 31, 2010
Brian F. Wruble

William F. Glavin, Jr.*	President, Principal Executive Officer	August 31, 2010
William F. Glavin, Jr.

Brian W. Wixted*	Treasurer, Principal	August 31, 2010
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	August 31, 2010
David K. Downes

Matthew P. Fink*	Trustee	August 31, 2010
Matthew P. Fink

Phillip A. Griffiths*	Trustee	August 31, 2010
Phillip A. Griffiths

Mary F. Miller*	Trustee	August 31, 2010
Mary F. Miller

Joel W. Motley*	Trustee	August 31, 2010
Joel W. Motley

Mary Ann Tynan*	Trustee	August 31, 2010
Mary Ann Tynan

Joseph M. Wikler*	Trustee	August 31, 2010
Joseph M. Wikler

Peter I. Wold*	Trustee	August 31, 2010
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
           Mitchell J. Lindauer, Attorney-in-Fact